Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Borrowings from third parties (1)	$450	$435
Interest payables (2)	4,417	4,940
Payroll payables	2,334	2,405
Accrued expenses (3)	2,762	2,262
Litigation payable (4)	4,513	-
Deposit payables	989	658
Amounts due to third-parties (5)	628	4,286
Others	1,096	1,039
Total	$17,189	$16,025

(1)	Borrowings from third parties are to supplement working capital for large-amount procurements which are usually settled within 60 days to one year.
(2)	Interest payables consisted of interest payables of Convertible Bonds in the amount US$4,414 and US$4,791 and interest payables of bank borrowings in the amount of US$3 and US$149 as of September 30, 2024 and March 31, 2025, respectively.
(3)	Accrued expenses mainly consisted of property management fees and unpaid rental fees for terminated or expired leases agreements, advertising fees and logistics fees.
(4)	Litigation payable was related to accrued penalties and attorney fee for repurchase of mezzanine equity requested by Hunan Tianhuan (Note 12) which were recorded in litigation related (expenses) income during the six months ended March 31, 2024 and 2025, respectively.
(5)	On January 27, 2025, the Company entered into a series of securities purchase agreement with an investor, JAK Opportunities XII LLC, which was amended on February 19, 2025. Upon the amended agreements, the Company issued a senior unsecured convertible note (the “Note”) in the principal amount of $3,017 and issued six warrants each having the right to purchase a senior unsecured convertible note in the original principal amount of $4,000. The agreements have then been negotiated and amended on September 19, 2025, all of which constituted an entire transaction that closed on September 19, 2025. The Company accounted for the Note as payable to the investor measured at amortized cost as of March 31, 2025.